Retirement Benefit Plans - Summary of Retirement Benefit Plans (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets/(liabilities)
Total net assets	£ 1,025	£ 1,535
Unfunded pension and post-retirement medical benefits
Assets/(liabilities)
Surplus (deficit) in plan	(25)	(37)
Surplus | Funded defined benefit pension scheme
Assets/(liabilities)
Surplus (deficit) in plan	£ 1,050	£ 1,572